SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per share of common stock

The following table reflects the calculation of basic and diluted net income(loss) per share of common stock (in dollars, except per share amounts):

Net loss from January 1, 2025, to IPO date	$(106)
Net income from IPO date to June 30, 2025	897,491
Total income from January 1, 2025, to June 30, 2025	$897,385

	For the six months ended June 30, 2025
	Redeemable	Non-Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Basic	8,000,000	2,295,800	10,295,800
Ownership percentage	78%	22%	—
Total income allocated by class	$700,043	$197,342	$897,385
Less: Accretion allocated based on ownership percentage	(2,425,500)	(684,115)	(3,109,615)
Plus: Accretion applicable to the redeemable class	3,109,615	—	—
Total income (loss) by class	$1,384,158	$(486,773)	897,385

Weighted average shares	6,674,033	2,308,098	—
Earnings (loss) per ordinary share – Basic	$0.207	$(0.211)	—

	For the six months ended June 30, 2025
	Redeemable	Non-Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Diluted	8,800,000	2,325,380	11,125,380
Ownership percentage	79%	21%	—
Total income allocated by class	$709,018	$188,367	$897,385
Less: Accretion allocated based on ownership percentage	(2,456,596)	(653,019)	(3,109,615)
Plus: Accretion applicable to the redeemable class	3,109,615	—	—
Total income (loss) by class	$1,362,037	$(464,652)	897,385

Weighted average shares	7,341,436	2,332,776	—
Earnings (loss) per ordinary share – Diluted	$0.186	$(0.199)	—

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except per share amounts) for the three months ended June 30, 2025:

Net income from April 1, 2025, to June 30, 2025	582,035
Total income from April 1, 2025, to June 30, 2025	$582,035

	For the three months ended June 30, 2025
	Redeemable	Non-Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Basic	8,000,000	2,295,800	10,295,800
Ownership percentage	78%	22%	—
Total income allocated by class	$453,987	$128,048	$582,035
Less: Accretion allocated based on ownership percentage	(413,995)	(116,768)	(530,763)
Plus: Accretion applicable to the redeemable class	530,763	—	—
Total income (loss) by class	$570,755	$11,280	582,035

Weighted average shares	8,000,000	2,295,800	—
Earnings (loss) per ordinary share – Basic	$0.071	$0.005	—

	For the three months ended June 30, 2025
	Redeemable	Non-Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Diluted	8,800,000	2,325,380	11,125,380
Ownership percentage	79%	21%	—
Total income allocated by class	$459,808	$122,227	$582,035
Less: Accretion allocated based on ownership percentage	(419,303)	(111,460)	(530,763)
Plus: Accretion applicable to the redeemable class	530,763	—	—
Total income (loss) by class	$571,268	$10,767	582,035

Weighted average shares	8,800,000	2,325,380	—
Earnings (loss) per ordinary share – Diluted	$0.065	$0.005	—